Stock-Based Compensation - Summary of Number of PSUs and RSUs (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Units outstanding - beginning (in shares)	0	0
Granted (in shares)	143,698	0
Forfeited (in shares)	(2,351)	0
Settled (in shares)	(159)	0
Units outstanding - ending (in shares)	141,188	0
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Units outstanding - beginning (in shares)	0	0
Granted (in shares)	187,083	0
Forfeited (in shares)	(5,928)	0
Settled (in shares)	(4,166)	0
Units outstanding - ending (in shares)	176,989	0